Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EPB 001 [Member]
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest and Related Party Transactions
Note 6
– Parties
-in-Interest
Transactions
The Plan
invests in shares
of the
Company. The Company
is the Plan
sponsor and is,
therefore, by definition a
party-in-interest. All investments
and investment transactions
related
to company
stock
were with
a
party-
in -
interest. As of December 31, 2025 and 2024
the fair value of the investment
in Company
stock was $
150,927,930
and $ 196,595,844
, respectively. Total dividend
income received
during
the year
ended
December 31, 2025 and
2024
was $
16,320,204
and
$
5,588,690
, respectively.
Empower Annuity Insurance Company serves
as recordkeeper to the Plan, OneDigital Investment
Advisors LLC
serves as investment advisor
to the
Plan, and
Empower
Advisory
Group,
LLC serves
as investment
managers to
the
Plan. Fees
are
paid
to these
companies
for
their services.
These
service providers
are by
definition parties-
in -
interest.
The Plan
also holds notes
receivable
from
participants.
As
a
result, these
notes
receivable
and
all
related
transactions
were with
a party-in-interest.
All of
these
transactions
are exempt
from
being prohibited
transactions
under
ERISA.